Earning Per Share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share (Tables) [Abstract]
Schedule of Earning per Share
	For the three months ended June 30,		For the six months ended June 30,

	2013	2012	2013	2012
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$262,524	$289,337	$488,023	$659,835
less:
Dividend preference on Preference shares	-	25	-	51
Income available to all classes of shares	$262,524	$289,312	$488,023	$659,784

Denominators:
Weighted average number of:
Ordinary shares outstanding	302,409,369	300,415,725	302,590,288	300,310,425
Preference shares outstanding	3,842,900	3,966,600	3,907,756	3,966,301
Total weighted average shares outstanding	306,252,269	304,382,325	306,498,044	304,276,726
Potentially dilutive Ordinary shares	1,362,863	2,405,628	1,247,741	2,372,829
Potentially dilutive Preference shares	-	18,019	-	18,145
Total weighted average Ordinary shares outstanding assuming dilution	303,772,232	302,821,353	303,838,029	302,683,254
Total weighted average Preference shares outstanding assuming dilution	3,842,900	3,984,619	3,907,756	3,984,446

Basic income per Ordinary share	$0.86	$0.95	$1.59	$2.17
Fully diluted income per Ordinary share	$0.85	$0.94	$1.59	$2.15

Period	Average price paid per share	Average price paid per share(1)	Total number of shares purchased as part of publicly announced plans or programs	Total Value of Shares Repurchased(4)	Total Value of Shares Repurchased(2), (4)	Maximum value of shares that may yet be purchased under plans or programs as of the end of the period(3)
	in €	in $		in €	in $	in €	in $
				in thousands
May 2013	€52.96	$68.48	1,078,255	€57,107	$73,842	€327,910	$426,480
June 2013	€53.05	$69.95	2,502,552	€132,769	$175,047	€195,165	$255,276
Total	€53.03	$69.51	3,580,807	€189,876	$248,889

(1) The dollar value is calculated using the daily exchange rate for the share repurchases made during the month.
(2) The value of the shares repurchased in Dollar is calculated using the total value of the shares purchased in Euro converted using the daily exchange rate for the transactions.
(3) The maximum Dollar value of the shares remaining is calculated using the maximum Euro value of shares that may yet be repurchased converted at the end of the month spot rate.
(4) This amount is inclusive of fees paid in the amount of approximately $53 (€ 41) for services rendered.